Supplement to the currently effective STATEMENTS OF ADDITIONAL INFORMATION

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund

Fabian Degen has been added as a portfolio manager of the fund and, together with Dokyoung Lee, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Multi-Asset Conservative Allocation Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statements of Additional Information. The information for Fabian Degen is provided as of March 31, 2021 and the information for Dokyoung Lee is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Dokyoung Lee	$0	$10,001 - $50,000
Fabian Degen	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Dokyoung Lee	5	$1,380,163,243	0	$0
Fabian Degen	1	$209,494,728	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Dokyoung Lee	0	$0	0	$0
Fabian Degen	0	$0	0	$0

May 26, 2021

SAISTKR21-13

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Dokyoung Lee	2	$88,872,156	0	$0
Fabian Degen	0	$0	0	$0

DWS Multi-Asset Moderate Allocation Fund

Fabian Degen has been added as a portfolio manager of the fund and, together with Dokyoung Lee, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Multi-Asset Moderate Allocation Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statements of Additional Information. The information for Fabian Degen is provided as of March 31, 2021 and the information for Dokyoung Lee is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Dokyoung Lee	$0	$10,001 - $50,000
Fabian Degen	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Dokyoung Lee	5	$1,436,120,762	0	$0
Fabian Degen	1	$209,494,728	0	$0

May 26, 2021

SAISTKR21-13

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Dokyoung Lee	0	$0	0	$0
Fabian Degen	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Dokyoung Lee	2	$88,872,156	0	$0
Fabian Degen	0	$0	0	$0

Please Retain This Supplement for Future Reference

May 26, 2021

SAISTKR21-13